Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 1.0%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$92,624		$83,071
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	1,440		1,429
RMAC Securities No 1 2006-NS3X PLC,
SONIA Interest Rate Benchmark + 0.2693%, 5.4546%, 6/12/44‡	513,296	GBP	602,308
RMAC Securities No 1 2006-NS4X PLC,
SONIA Interest Rate Benchmark + 0.2893%, 4.5102%, 6/12/44‡	501,004	GBP	587,934
RMAC Securities No 1 PLC,
SONIA Interest Rate Benchmark + 0.2693%, 5.4882%, 6/12/44‡	143,963	GBP	169,871
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,562,147)			1,444,613
Corporate Bonds– 17.5%
Banking – 4.5%
American Express Co, 4.0500%, 5/3/29	467,000		434,640
Bank of America Corp, EURIBOR 3 Month + 3.6700%, 3.6480%, 3/31/29‡	515,000	EUR	525,700
BNP Paribas SA, 2.8750%, 2/24/29	400,000	GBP	415,014
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		345,819
Goldman Sachs Group Inc, 0.2500%, 1/26/28	341,000	EUR	304,398
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,025,274
ING Groep NV, EURIBOR 3 Month + 0.8500%, 1.2500%, 2/16/27‡	200,000	EUR	195,766
JPMorgan Chase & Co, EURIBOR 3 Month + 0.7600%, 1.0900%, 3/11/27‡	600,000	EUR	585,952
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.7900%, 4.4930%, 3/24/31‡	666,000		609,804
Morgan Stanley, SOFR + 0.9400%, 2.6300%, 2/18/26‡	791,000		752,897
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	254,118
Santander UK PLC, 3.8750%, 10/15/29	400,000	GBP	441,750
UBS AG/London, 0.0100%, 3/31/26	500,000	EUR	475,700
			6,366,832
Capital Goods – 0.6%
Signify NV, 2.3750%, 5/11/27	837,000	EUR	820,824
Communications – 1.7%
Crown Castle International Corp, 2.2500%, 1/15/31	470,000		364,752
Netflix Inc, 4.6250%, 5/15/29	972,000	EUR	1,036,034
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		265,157
Walt Disney Co, 2.6500%, 1/13/31	946,000		783,307
			2,449,250
Consumer Cyclical – 0.8%
Amazon.com Inc, 2.7000%, 6/3/60	606,000		342,893
NIKE Inc, 3.3750%, 3/27/50#	490,000		349,627
Rentokil Initial Finance Ltd, 3.8750%, 6/27/27	447,000	EUR	468,909
			1,161,429
Consumer Non-Cyclical – 3.0%
Agilent Technologies Inc, 2.1000%, 6/4/30	902,000		719,342
Amgen Inc, 3.0000%, 2/22/29#	577,000		512,735
Dentsply Sirona Inc, 3.2500%, 6/1/30	642,000		537,349
HCA Inc, 3.5000%, 9/1/30	515,000		435,703
Kraft Heinz Foods Co, 4.8750%, 10/1/49	361,000		301,340
Mars Inc, 4.1250%, 4/1/54 (144A)	290,000		215,300
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		158,372
PepsiCo Inc, 3.2000%, 7/22/29	595,000	GBP	657,248
Sysco Corp, 5.9500%, 4/1/30	136,000		137,126
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	251,000	EUR	186,612
Zoetis Inc, 3.9000%, 8/20/28	399,000		374,892
			4,236,019
Electric – 0.4%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		136,064
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	408,977
			545,041
Government Sponsored – 0.7%
China Development Bank, 3.3400%, 7/14/25	7,660,000	CNY	1,064,181
Insurance – 1.7%
Anthem Inc, 2.2500%, 5/15/30	462,000		375,865
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	137,117
Centene Corp, 2.4500%, 7/15/28	1,167,000		985,933
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	572,000		458,608
New York Life Global Funding, 0.7500%, 12/14/28	452,000	GBP	441,029
			2,398,552
Technology – 4.1%
Apple Inc, 2.3750%, 2/8/41	940,000		628,425

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Technology– (continued)
Apple Inc, 2.6500%, 5/11/50	$539,000		$330,104
Equinix Inc, 2.1500%, 7/15/30	892,000		700,605
Fiserv Inc, 1.6250%, 7/1/30	232,000	EUR	205,461
Global Payments Inc, 2.9000%, 5/15/30	613,000		502,554
Oracle Corp, 2.9500%, 4/1/30	449,000		377,827
Oracle Corp, 4.9000%, 2/6/33	883,000		813,888
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		245,989
Sage Group PLC/The, 1.6250%, 2/25/31	719,000	GBP	659,851
Salesforce.com Inc, 1.9500%, 7/15/31	456,000		361,129
VMware Inc, 4.6500%, 5/15/27	979,000		944,120
			5,769,953
Total Corporate Bonds (cost $28,642,353)			24,812,081
Foreign Government Bonds– 46.2%
Australia Government Bond, 1.2500%, 5/21/32	1,500,000	AUD	745,267
Australia Government Bond, 1.7500%, 6/21/51	916,000	AUD	311,212
Canadian Government Bond, 2.2500%, 6/1/29	2,565,000	CAD	1,715,477
Canadian Government Bond, 1.5000%, 12/1/31	2,007,000	CAD	1,215,653
China Government Bond, 2.0000%, 6/15/25	33,360,000	CNY	4,549,510
China Government Bond, 3.2900%, 5/23/29	27,060,000	CNY	3,849,551
China Government Bond, 2.6800%, 5/21/30	34,330,000	CNY	4,687,103
China Government Bond, 3.8600%, 7/22/49	9,010,000	CNY	1,403,293
European Union, 0%, 10/4/30	1,910,000	EUR	1,605,738
European Union, 0%, 7/4/31	2,085,325	EUR	1,699,951
European Union, 0.1000%, 10/4/40	1,043,000	EUR	607,797
Federal Republic of Germany Bond, 0%, 8/15/29	757,028	EUR	683,972
Federal Republic of Germany Bond, 0%, 2/15/32	1,039,456	EUR	875,810
Federal Republic of Germany Bond, 1.7000%, 8/15/32	3,691,900	EUR	3,578,955
Federal Republic of Germany Bond, 1.8000%, 8/15/53	1,624,650	EUR	1,308,781
French Republic Government Bond OAT, 0%, 11/25/30	3,354,226	EUR	2,830,559
French Republic Government Bond OAT, 0%, 5/25/32	2,571,051	EUR	2,053,653
French Republic Government Bond OAT, 4.0000%, 4/25/60	230,416	EUR	249,013
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	3,406,000	EUR	3,475,562
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	880,000	EUR	725,262
Japan Government Forty Year Bond, 0.8000%, 3/20/58	29,800,000	JPY	153,898
Japan Government Ten Year Bond, 0.4000%, 6/20/25	606,100,000	JPY	4,083,204
Japan Government Ten Year Bond, 0.1000%, 6/20/29	867,050,000	JPY	5,709,926
Japan Government Ten Year Bond, 0.1000%, 6/20/31	529,750,000	JPY	3,416,426
Japan Government Ten Year Bond, 0.2000%, 9/20/32	528,400,000	JPY	3,381,519
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	72,000,000	JPY	386,396
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	205,500,000	JPY	1,131,171
Kingdom of Belgium Government Bond, 1.0000%, 6/22/26 (144A)	1,442,365	EUR	1,438,578
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	1,176,268	EUR	813,015
Mexican Bonos, 8.0000%, 11/7/47	136,200	MXN	642,796
Spain Government Bond, 1.2500%, 10/31/30 (144A)	1,497,000	EUR	1,349,769
United Kingdom Gilt, 1.2500%, 7/22/27	750,703	GBP	817,189
United Kingdom Gilt, 1.6250%, 10/22/28	2,795,255	GBP	3,004,633
United Kingdom Gilt, 4.2500%, 6/7/32	130,524	GBP	158,413
United Kingdom Gilt, 1.5000%, 7/22/47	1,587,380	GBP	1,023,255
Total Foreign Government Bonds (cost $78,253,565)			65,682,307
Mortgage-Backed Securities– 20.5%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	18,453		14,639
4.0000%, TBA, 30 Year Maturity	152,246		135,532
5.5000%, TBA, 30 Year Maturity	65,430		63,214
			213,385
Fannie Mae Pool:
2.5000%, 11/1/34	180,243		159,980
4.5000%, 11/1/42	13,963		13,180
3.0000%, 1/1/43	6,466		5,533
4.5000%, 10/1/44	32,682		30,858
4.5000%, 3/1/45	48,943		46,212
4.5000%, 6/1/45	24,191		22,658
4.5000%, 2/1/46	47,623		44,948
3.0000%, 3/1/46	1,039,893		878,745
3.0000%, 2/1/47	1,619,520		1,384,521
4.0000%, 1/1/48	604,486		547,405
4.5000%, 6/1/48	63,161		59,012
4.0000%, 8/1/48	406,370		367,429
4.0000%, 9/1/48	967,632		876,260
4.0000%, 10/1/48	31,971		28,985
4.0000%, 6/1/49	12,712		11,484
4.5000%, 6/1/49	5,527		5,147
4.5000%, 8/1/49	7,838		7,300

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 9/1/49	$5,635	$4,717
3.0000%, 9/1/49	2,130	1,796
4.0000%, 11/1/49	208,551	188,567
4.0000%, 11/1/49	18,299	16,569
3.5000%, 12/1/49	531,792	464,739
4.5000%, 1/1/50	161,330	150,733
4.5000%, 1/1/50	10,622	9,892
4.0000%, 3/1/50	301,432	273,277
4.0000%, 3/1/50	162,573	146,994
4.0000%, 3/1/50	62,126	56,173
4.0000%, 9/1/50	321,122	290,097
4.0000%, 10/1/50	328,234	297,206
4.5000%, 10/1/50	198,614	185,568
4.5000%, 12/1/50	262,533	244,488
3.5000%, 2/1/51	59,887	52,162
4.0000%, 3/1/51	1,589,105	1,435,575
4.0000%, 3/1/51	16,449	14,860
4.0000%, 3/1/51	8,291	7,496
4.0000%, 10/1/51	3,102,974	2,803,184
3.0000%, 12/1/51	80,834	67,558
3.5000%, 3/1/52	925,125	807,465
3.0000%, 4/1/52	7,408	6,188
3.5000%, 4/1/52	118,383	103,085
4.0000%, 4/1/52	128,304	114,929
4.5000%, 4/1/52	23,544	21,617
4.5000%, 4/1/52	19,915	18,285
4.5000%, 4/1/52	11,419	10,484
4.5000%, 4/1/52	10,368	9,520
4.5000%, 4/1/52	9,065	8,323
4.5000%, 4/1/52	5,837	5,358
3.5000%, 5/1/52	145,807	126,614
4.5000%, 5/1/52	31,597	29,012
3.5000%, 6/1/52	292,536	255,059
3.5000%, 7/1/52	26,646	23,224
4.5000%, 7/1/52	135,261	124,391
3.5000%, 8/1/52	128,861	111,819
3.5000%, 8/1/52	48,497	42,170
4.5000%, 8/1/52	499,898	459,726
3.5000%, 9/1/52	239,848	208,277
5.5000%, 9/1/52	605,308	586,261
5.5000%, 10/1/52	1,348,968	1,312,398
5.0000%, 11/1/52	224,471	212,431
5.0000%, 1/1/53	180,082	170,154
5.0000%, 3/1/53	51,678	48,740
5.5000%, 3/1/53	69,370	67,220
5.0000%, 4/1/53	67,160	63,341
5.0000%, 4/1/53	16,086	15,171
5.0000%, 4/1/53	13,494	12,727
5.5000%, 4/1/53	33,086	32,060
5.5000%, 5/1/53	61,743	59,829
5.5000%, 5/1/53	32,086	31,091
5.0000%, 6/1/53	22,062	20,839
4.5000%, 8/1/53	85,544	79,401
5.5000%, 9/1/53	174,120	169,261
3.0000%, 2/1/57	24,345	20,045
		16,587,823
Freddie Mac Pool:
3.0000%, 5/1/31	161,927	151,687
3.0000%, 9/1/32	886	809
3.0000%, 10/1/32	1,268	1,157
3.0000%, 12/1/32	176,414	159,856
2.5000%, 4/1/33	193,530	175,954
2.5000%, 11/1/34	192,957	171,264
3.0000%, 6/1/43	240	203
4.5000%, 5/1/44	22,210	20,807
4.0000%, 4/1/48	1,669,449	1,509,474
4.5000%, 7/1/48	14,253	13,317
4.0000%, 12/1/48	106,556	96,331
4.5000%, 6/1/49	6,138	5,714
4.5000%, 7/1/49	52,082	48,490
4.5000%, 7/1/49	7,789	7,253
4.5000%, 8/1/49	46,572	43,360
3.0000%, 11/1/49	2,862,782	2,408,994
3.0000%, 12/1/49	39,013	32,660

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 12/1/49	$3,168	$2,652
4.5000%, 1/1/50	31,187	29,036
4.5000%, 1/1/50	8,611	8,019
4.0000%, 6/1/50	170,023	154,325
4.5000%, 9/1/50	306,892	286,734
4.0000%, 10/1/50	30,271	27,347
4.5000%, 10/1/50	152,484	142,004
2.5000%, 6/1/51	35,245	28,430
4.5000%, 3/1/52	4,907	4,505
3.0000%, 6/1/52	876,598	734,646
3.5000%, 6/1/52	1,164,032	1,016,480
3.5000%, 7/1/52	1,048,243	909,941
4.5000%, 8/1/52	1,099,594	1,011,228
4.5000%, 8/1/52	473,817	435,398
4.5000%, 8/1/52	246,482	226,675
5.5000%, 9/1/52	151,906	147,738
5.0000%, 3/1/53	81,748	77,099
5.0000%, 3/1/53	15,178	14,315
5.0000%, 5/1/53	274,923	259,688
5.0000%, 5/1/53	111,763	105,570
5.0000%, 5/1/53	63,131	59,632
5.5000%, 5/1/53	143,248	138,807
5.5000%, 5/1/53	99,163	96,398
5.0000%, 6/1/53	286,172	270,313
5.5000%, 6/1/53	317,354	307,517
		11,341,827
Ginnie Mae:
4.5000%, TBA, 30 Year Maturity	134,500	124,198
5.0000%, TBA, 30 Year Maturity	107,800	102,125
5.5000%, TBA, 30 Year Maturity	67,500	65,481
		291,804
Ginnie Mae II Pool:
4.0000%, 5/20/48	245,031	223,866
4.0000%, 6/20/48	573,472	523,937
		747,803
Total Mortgage-Backed Securities (cost $32,137,945)		29,182,642
United States Treasury Notes/Bonds– 10.2%
3.8750%, 12/31/27	1,185,200	1,148,672
4.3750%, 8/31/28	2,000,000	1,980,156
4.0000%, 2/28/30	1,732,300	1,670,587
2.8750%, 5/15/32	3,857,700	3,386,187
3.8750%, 8/15/33	1,493,000	1,410,652
1.3750%, 11/15/40	1,778,900	1,052,817
3.3750%, 5/15/44	1,030,500	822,307
3.3750%, 11/15/48	971,600	762,061
3.0000%, 2/15/49	1,064,700	778,271
2.2500%, 2/15/52	1,946,100	1,194,267
3.6250%, 2/15/53	409,500	338,669
Total United States Treasury Notes/Bonds (cost $16,371,164)		14,544,646
Investment Companies– 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $5,816,593)	5,815,430	5,817,175
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	98,898	98,898
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 10/2/23	$24,725	24,725
Total Investments Purchased with Cash Collateral from Securities Lending (cost $123,623)		123,623
Total Investments (total cost $162,907,390) – 99.6%		141,607,087
Liabilities, net of Cash, Receivables and Other Assets – 0.4%		484,213
Net Assets – 100%		$142,091,300

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$67,664,755	47.8%
Japan	18,449,152	13.0
China	15,553,638	11.0
United Kingdom	9,350,622	6.6
Germany	6,447,518	4.5
France	5,894,058	4.2
Italy	4,200,824	3.0
Supranational	3,913,486	2.8
Canada	2,931,130	2.1
Belgium	2,251,593	1.6
Spain	1,758,746	1.2
Australia	1,056,479	0.7
Netherlands	1,016,590	0.7
Mexico	642,796	0.5
Switzerland	475,700	0.3

Total	$141,607,087	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$84,145	$1,144	$(542)	$5,817,175
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	63∆	-	-	98,898
Total Affiliated Investments - 4.2%	$84,208	$1,144	$(542)	$5,916,073

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	9,894,022	11,178,398	(15,255,847)	5,817,175
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	232,500	286,142	(419,744)	98,898

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Hungary Forint	12/11/23	9,373,500	$(25,747)	$(562)
Japanese Yen	12/11/23	186,286,148	(1,284,000)	(21,970)
Japanese Yen	12/11/23	(553,473,500)	3,815,094	65,485

				42,953
Barclays Capital, Inc.:
British Pound	12/11/23	(232,609)	290,000	6,105
Euro	12/11/23	(1,494,543)	1,610,000	24,793

				30,898
BNP Paribas:
Korean Won	12/11/23	2,220,592,300	(1,680,002)	(24,770)
Polish Zloty	12/11/23	2,993,000	(686,655)	(2,793)
Singapore Dollar	12/11/23	2,520,379	(1,858,164)	(7,795)

				(35,358)
HSBC Securities (USA), Inc.:
Australian Dollar	12/11/23	2,691,637	(1,734,938)	(382)
Australian Dollar	12/11/23	(186,639)	120,000	(275)
Canadian Dollar	12/11/23	6,933,535	(5,122,244)	(11,011)
Chinese Renminbi	12/11/23	(18,574,505)	2,551,338	(2,582)
Danish Krone	12/11/23	(206,000)	29,784	447
Euro	12/11/23	(217,867)	230,398	(685)
Japanese Yen	12/11/23	(34,228,629)	231,795	(94)
New Zealand Dollar	12/11/23	(382,500)	225,820	(3,335)
Swedish Krona	12/11/23	5,797,100	(524,230)	8,449
Swedish Krona	12/11/23	(1,454,236)	131,500	(2,126)
Swiss Franc	12/11/23	687,500	(778,704)	(21,201)

				(32,795)
JPMorgan Chase Bank, National Association:
British Pound	12/11/23	1,136,415	(1,419,468)	(32,497)
British Pound	12/11/23	(3,923,600)	4,895,696	107,022
Canadian Dollar	12/11/23	(5,378,400)	3,973,570	8,746
Euro	12/11/23	6,423,372	(6,921,345)	(108,308)
Mexican Peso	12/11/23	4,309,400	(245,831)	(1,498)
Norwegian Krone	12/11/23	1,461,000	(137,031)	(110)

				(26,645)
Morgan Stanley London FX:
Canadian Dollar	12/11/23	(270,882)	200,000	313
Japanese Yen	12/11/23	(117,706,778)	810,000	12,574

				12,887
State Street Bank and Trust Company:
Euro	12/11/23	(1,899,600)	2,045,712	30,875
Indonesian Rupiah	12/11/23	10,341,960,000	(672,185)	(8,260)
Israeli Shekel	12/11/23	728,400	(192,042)	(221)
Japanese Yen	12/11/23	145,617,172	(1,002,017)	(15,507)
Singapore Dollar	12/11/23	(617,655)	454,900	1,440

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
				$8,327
Total				$267

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	36	12/15/23	$2,591,146	$(66,689)
5 Year US Treasury Note	182	1/4/24	19,175,406	(150,719)
Euro-Bobl	17	12/11/23	2,080,118	748
Euro-BTP	7	12/11/23	811,973	(39,758)
Euro-Buxl	8	12/11/23	1,034,779	(84,287)
Long Gilt	34	12/29/23	3,905,433	(33,467)
Total				$(374,172)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
STIBOR 3M	3.2045% Fixed Rate	Quarterly	10/21/32	33,100,000	SEK	$750	$9,458	$10,208

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Bank of America, National Association:

CNHIND 3.85 15Nov27, Fixed Rate 5.00%, Paid Quarterly	6/20/28	(390,000)	EUR	$(74,072)	$8,035	$(66,037)
NXT 3.625 18May28, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	9,170	(9,059)	111
WENL 1.375 26Apr26, Fixed Rate 5.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(74,986)	3,733	(71,253)
Total				(139,888)	2,709	(137,179)

BNP Paribas:

AACAP 1.625 11Mar26, Fixed Rate 5.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(59,840)	(165)	(60,005)
AKZO 1.75 07Nov24, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	896	(3,136)	(2,240)
ALSTOM .25 14Oct26, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	11,485	(6,292)	5,193
DAMLR 1.4 12Jan24, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(5,435)	(555)	(5,990)
PUBFP .5 03Nov23, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(3,812)	(2,147)	(5,959)
WPPF 2.25 22Sep26, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(1,597)	(1,895)	(3,492)
Total				(58,303)	(14,190)	(72,493)
Total				$(198,191)	$(11,481)	$(209,672)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Credit default swaps:
Average notional amount - buy protection	$3,510,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	18,876,681
Average amounts sold - in USD	20,195,227
Futures contracts:
Average notional amount of contracts - long	31,971,137
Interest rate swaps:
Average notional amount - receive fixed rate/pay floating rate	33,100,000

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $8,906,413, which represents 6.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,444,613	$-
Corporate Bonds	-	24,812,081	-
Foreign Government Bonds	-	65,682,307	-
Mortgage-Backed Securities	-	29,182,642	-
United States Treasury Notes/Bonds	-	14,544,646	-
Investment Companies	-	5,817,175	-
Investments Purchased with Cash Collateral from Securities Lending	-	123,623	-
Total Investments in Securities	$-	$141,607,087	$-
Other Financial Instruments(a):
OTC Swaps	-	11,768	-
Forward Foreign Currency Exchange Contracts	-	266,249	-
Futures Contracts	748	-	-
Centrally Cleared Swaps	-	9,458	-
Total Assets	$748	$141,894,562	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$23,249	$-
Forward Foreign Currency Exchange Contracts	-	265,982	-
Futures Contracts	374,920	-	-
Total Liabilities	$374,920	$289,231	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70272 11-23